Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Finance income
Interest income	₩	4,501	₩	1,383	₩	1,088
Unrealized foreign currency gain	689		134		321
Gain on foreign currency transactions	10,763		3,751		2,067
Total	₩	15,953	₩	5,268	₩	3,476
Finance costs
Unrealized foreign currency loss	₩	1,311	₩	211	₩	682
Loss on foreign currency transactions	9,341		2,360		2,965
Interest expense	127		115		186
Total	₩	10,779	₩	2,686	₩	3,833